Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ₨ in Thousands, $ in Thousands		Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid income taxes		₨ 156,728	$ 2,416	₨ 91,669
Derivative instruments		63,818	984	108,606
Interest receivable on term deposits		63,352	977	27,731
Other prepaid expenses		212,039	3,270	80,001
Total	[1]	₨ 495,937	$ 7,647	₨ 308,007

[1]	Includes Security deposit of INR Nil and INR 6,407 (US$ 99) to related parties as of 31 March, 2016 and March 31, 2017, respectively, also see Note 18.